Document And Entity Information	12 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	SOUTHWEST IOWA RENEWABLE ENERGY, LLC
Entity Central Index Key	0001424844
Entity Filer Category	Smaller Reporting Company